Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Line Items]
Corporate tax rate	17.00%	17.00%	17.00%
Corporate tax payable rate	50.00%
Singapore [Member] | State and Local Jurisdiction [Member]
Income Tax [Line Items]
Corporate tax rate	17.00%
Minimum [Member]
Income Tax [Line Items]
Income tax minimum and maximum benefits	$ 2,000
Maximum [Member]
Income Tax [Line Items]
Income tax minimum and maximum benefits	$ 40,000